Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Cash Flows [Abstract]
Net loss for the year	$ (909,660)	$ (12,585,250)	$ (21,520,114)
Adjustments to reconcile to cash used in operating activities:
Less on the divestment of a subsidiary			593,063
Depreciation of property, and equipment	2,626,332	4,973,729	6,264,700
Provision for dimunition in value for miners		7,364,650	11,889,000
Provision for impairment in value of digital assets			76,681
Changes in operating assets and liabilities:
Other receivables and prepayments	215,638	2,400,297	(3,868,841)
Other payables and accruals	(15,262)	(397,513)	(585,482)
Digital assets			(164,428)
Net cash generated from/(used in) operating activities	1,917,048	1,755,913	(7,315,421)
Cash flows from investing activities:
Purchase of property and equipment	(2,596,673)	(9,250,538)	(30,707,108)
Proceeds from the divestment of a subsidiary			128
Utilization of digital assets	936,404	5,893,591	(2,000,000)
Net cash (used in) investing activities:	(1,660,269)	(3,356,947)	(32,706,980)
Cash from financing activities			40,000,000
Net cash flows for the year	256,779	(1,601,034)	(22,401)
Effect of exchange rates on cash and cash equivalents	(22,049)	(20,053)	20,283
Net increase/(decrease) in cash and cash equivalents	234,730	(1,621,087)	(2,118)
Cash and cash equivalents, beginning of year	884,199	2,505,286	2,507,404
Cash and cash equivalents, end of year	$ 1,118,929	$ 884,199	$ 2,505,286